FINANCIAL INSTRUMENTS - changes in level 3 (Details) - Level 3 $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
FAIR VALUE MEASUREMENT
Fair value as beginning balance	$ 6
Change in fair value	(6)
Other long- term liabilities
FAIR VALUE MEASUREMENT
Fair value as beginning balance	6
Change in fair value	$ (6)